Submission	Feb. 26, 2026
Submission [Line Items]
Central Index Key	0001842566
Registrant Name	AIRSHIP AI HOLDINGS, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Issuer Name	Airship AI Holdings, Inc.